DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of fair value of derivative instruments
		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2015	2014
Derivative:
Foreign exchange forward contracts	Other current assets (liabilities)	$(57)	$1,949

Option contracts to hedge payroll expenses	Other current liabilities	$(91)	$(806)

Schedule of net income (loss) related to the effective portion of hedging instruments
	December 31,
	2015	2014	2013

Cost of revenues of products	$(100)	$(107)	$339
Cost of revenues of services	(55)	(76)	148
Research and development, net	(291)	(337)	717
Selling and marketing	(180)	(166)	297
General and administrative	(187)	(201)	402

	$(813)	$(887)	$1,903